Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

a.	On May 24, 2010, the Company entered into a license agreement with a third party (the “agreement”). According to the agreement, the third party granted the Company a license to use its digital R2R printer and any and all related intellectual property including, among others, copying, manufacturing, distributing, marketing, engineering, further development and development of related products (the “license”) in order to allow the Company to develop a new version of a printer (the “new product”). The Company owns all the rights to the new product (as well as all the respective intellectual property rights) and the third party has no rights thereto. The license is non-cancelable.

On April 22, 2013 the Company signed an amendment to the agreement pursuant to which the Company paid $ 327 and shall no longer have any obligations or undertakings to make any future payments to the third party.

b.	On January 5, 2015 the Company acquired patents and services from an American ink developer and manufacturer for total purchase price of $2,000. $1,000 was paid upon closing and is attributed to acquired patents. The remaining balance will be paid over a two years period after the acquisition as defined in the acquisition agreement, of which $800 was recognized as operating expense in 2015. The remaining $200 will be recognized as expenses in 2016.

The acquisition is accounted for as business combination under ASC 805, Business Combination. The purchase price was allocated entirely to acquired technology and is amortized over 10 years using straight line method.

c.	Intangible assets are comprised of the following:

	Weighted
	average
	amortization	December 31
	period	2014	2015
	(years)
Cost:
Acquired technology	8.14	$566	$1,566

Accumulated amortization:
Acquired technology		321	543

Intangible assets, net		$245	$1,023

Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were $97, $126 and $ 222, respectively.

Future amortization expenses for the years ending:

December 31,

2016	$223
2017	100
2018	100
2019	100
2020 and thereafter	500

Total	$1,023